PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	$ 1,295	¥ 9,013	¥ 14,798
Amounts due from subsidiaries	550	3,833	20,671
Interest Receivable, Current | $	415
Notes, Loans and Financing Receivable, Net, Current	8,317	57,904	136,021
JYADK [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	1,293	9,000	10,000
Amounts due from subsidiaries	$ 1,749	12,173	15,118
Interest Receivable, Current		2,891	454
Suppliers [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current		¥ 0	¥ 4,798